CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Net income attributable to common shareholders	¥ 1,821,314	¥ 2,306,607
Dividend and accretion to Model AA Class Shares	¥ 9,795	¥ 6,087